Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Disclosure of reconciliation of income tax (expenses)benefits
The income tax expenses of the Group during the years ended December 31, 2021, 2022 and 2023 are analyzed as follows:

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Current income tax	5,318	9,423	2,980
Deferred income tax	—	438	806

Total income tax expense	5,318	9,861	3,786

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Loss before income tax	(255,144)	(5,627,504)	(1,303,364)
Tax calculated at statutory income tax rate of 25% in mainland China	(63,786)	(1,406,876)	(325,841)
Tax effects of:
Effect of differing tax rates in different jurisdictions	—	1,272,471	65,790
Expenses not deductible for income tax purposes	1,069	137,862	122,634
Effect of deductible temporary differences not recognized	—	—	23,771
Effect of tax loss not recognized	68,035	37,283	140,493
Effect of tax exemptions	—	—	(456)
Utilization of tax loss previously not recognized	—	(30,879)	(1,660)
Utilization of deductible temporary differences previously not recognized	—	—	(17,657)
Others	—	—	(3,288)

	5,318	9,861	3,786